PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
CBRE Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Diversified REITs : 2.2%
110,419  Essential Properties
Realty Trust, Inc.
$ 3,286,069
2.2
Health Care REITs : 20.5%
97,739  American Healthcare
REIT, Inc.
4,106,015
2.7
242,208  Healthpeak Properties,
Inc.
4,638,283
3.1
54,531  Omega Healthcare
Investors, Inc.
2,302,299
1.5
101,486
Ventas, Inc.
7,103,005
4.8
70,340
Welltower, Inc.
12,530,368
8.4
30,679,970
20.5
Hotel & Resort REITs : 2.1%
18,848  Ryman Hospitality
Properties, Inc.
1,688,592
1.1
159,559  Sunstone Hotel
Investors, Inc.
1,495,068
1.0
3,183,660
2.1
Industrial REITs : 14.6%
19,028  EastGroup Properties,
Inc.
3,220,679
2.1
91,887  First Industrial Realty
Trust, Inc.
4,729,424
3.2
88,409
Prologis, Inc.
10,124,599
6.8
108,379
STAG Industrial, Inc.
3,824,695
2.5
21,899,397
14.6
Multi-Family Residential REITs : 4.7%
20,227
Camden Property Trust
2,159,839
1.4
13,746
Centerspace
809,639
0.5
78,773
Elme Communities
1,328,113
0.9
61,375
Invitation Homes, Inc.
1,800,129
1.2
65,117
Veris Residential, Inc.
989,778
0.7
7,087,498
4.7
Office REITs : 6.0%
14,861  Alexandria Real Estate
Equities, Inc.
1,238,515
0.8
28,861
Boston Properties, Inc.
2,145,527
1.4
61,105  COPT Defense
Properties
1,775,711
1.2
32,205  Cousins Properties,
Inc.
932,013
0.6
71,447
Vornado Realty Trust
2,895,747
2.0
8,987,513
6.0
Other Specialized REITs : 3.1%
45,771
Iron Mountain, Inc.
4,665,896
3.1
Residential REITs : 3.5%
139,499
UDR, Inc.
5,197,733
3.5
Retail REITs : 17.6%
198,934  Brixmor Property
Group, Inc.
5,506,493
3.7
44,357
Getty Realty Corp.
1,190,098
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Retail REITs: (continued)
206,448
Kimco Realty Corp.
$ 4,510,889
3.0
59,097
(1)
NetSTREIT Corp.
1,067,292
0.7
85,423
Realty Income Corp.
5,192,864
3.5
21,793  Regency Centers
Corp.
1,588,710
1.1
38,404  Simon Property Group,
Inc.
7,207,279
4.8
26,263,625
17.6
Self-Storage REITs : 2.3%
84,007
CubeSmart
3,415,725
2.3
Single-Family Residential REITs : 1.7%
74,889  American Homes 4
Rent - Class A
2,490,059
1.7
Specialized REITs : 20.4%
22,995  Digital Realty Trust,
Inc.
3,975,376
2.6
16,547
Equinix, Inc.
12,960,272
8.7
48,961  Extra Space Storage,
Inc.
6,900,563
4.6
206,223
VICI Properties, Inc.
6,724,932
4.5
30,561,143
20.4
Total Common Stock
(Cost $140,979,465)
147,718,288
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 0.7%
13,209
(2)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$13,211, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $13,473, due
07/15/26-08/15/54)
13,209
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
CBRE Real Estate Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
24,903
(2)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$24,906, collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $25,401, due
12/31/31-05/31/32)
$ 24,903
0.0
34,428
(2)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$34,432, collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $35,117, due
11/18/25-08/15/55)
34,428
0.0
11,082
(2)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$11,083, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $11,304, due
10/23/25-08/15/55)
11,082
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(2)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,000,118,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,129, due
10/15/26-02/15/54)
$ 1,000,000
0.7
Total Repurchase
Agreements
(Cost $1,083,622)
1,083,622
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
1,010,776
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $1,010,776) $ 1,010,776 0.7
Total Short-Term
Investments
(Cost $2,094,398)
2,094,398
1.4
Total Investments in
Securities
(Cost $143,073,863) $ 149,812,686 100.1
Liabilities in Excess
of Other Assets (179,407) (0.1)
Net Assets $ 149,633,279 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
VY
®
CBRE Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 147,718,288 $ — $ — $ 147,718,288
Short-Term Investments 1,010,776 1,083,622 — 2,094,398
Total Investments, at fair value $ 148,729,064 $ 1,083,622 $ — $ 149,812,686
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,826,859
Gross Unrealized Depreciation (4,088,036)
Net Unrealized Appreciation $ 6,738,823